Derivative financial instrument - Not designated as Hedging Instrument - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative financial instrument
Derivative assets, Current	$ 5,009	$ 15,631
Interest rate swap
Derivative financial instrument
Derivative assets, Current	5,009	15,631
Derivative Asset, Total	$ 5,009	$ 15,631